INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate			21.00%	21.00%	21.00%
Permanent items			(4.74%)	(2.74%)	(0.02%)
State taxes (net of federal benefit)			0.07%	0.00%	0.00%
Deferred rate change			0.00%	0.00%	(0.02%)
Valuation allowance			(15.79%)	(17.28%)	(20.28%)
Stock-based compensation			(0.54%)	(0.98%)	(0.68%)
Total provision and effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%